Victory Tax Exempt Long-Term Fund Expense Example - Victory Tax Exempt Long-Term Fund	Feb. 28, 2025 USD ($)
Fund Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 46
Expense Example, with Redemption, 3 Years	144
Expense Example, with Redemption, 5 Years	252
Expense Example, with Redemption, 10 Years	567
Institutional Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	43
Expense Example, with Redemption, 3 Years	163
Expense Example, with Redemption, 5 Years	294
Expense Example, with Redemption, 10 Years	677
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	290
Expense Example, with Redemption, 3 Years	586
Expense Example, with Redemption, 5 Years	904
Expense Example, with Redemption, 10 Years	$ 1,803